Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Dr. Kirk (PEO) ($)(1)	CAP to Dr. Kirk (PEO) ($)(1)(2)		Summary Compensation Table Total for Mr. Fowler (PEO) ($)(1)	CAP to Mr. Fowler (PEO) ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average CAP to Non-PEO NEOs ($)(2)(3)		Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($) (in millions)(5)
2024	927,300	569,013	(6)	—	—	891,711	713,554	(6)	4.02	(83.7)
2023	2,602,155	1,048,315		4,830,882	(679,405)	1,989,501	(716,948)		5.67	(101.9)
2022	—	—		6,193,511	(4,951,630)	2,545,888	(1,082,456)		42.11	(68.2)

	Dr. Kirk (PEO) ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2024 Summary Compensation Table	927,300	891,711
Less, Grant Date Fair Value of Option Awards Reported in the 2024 Summary Compensation Table	—	(246,114)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested at the End of 2024	—	150,953
Plus, Change in Fair Value from the End of 2023 to the End of 2024 of Awards Granted in Prior Years that are Outstanding and Unvested at the End of 2023	(258,679)	(68,920)
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	29,660
Plus, Change in Fair Value of Awards from the End of 2023 to Vesting Date Granted in Prior Years that Vested in 2024	(99,608)	(43,736)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	—	—
CAP for Fiscal Year 2024	569,013	713,554

Named Executive Officers, Footnote	Dr. Kirk is our current PEO and was our PEO from November 2023 through the end of fiscal year 2024. Mr. Fowler was our PEO for fiscal year 2022 and from January 2023 to November 2023 of fiscal year 2023.
Adjustment To PEO Compensation, Footnote	For fiscal year 2024, the CAP to Dr. Kirk and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

	Dr. Kirk (PEO) ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2024 Summary Compensation Table	927,300	891,711
Less, Grant Date Fair Value of Option Awards Reported in the 2024 Summary Compensation Table	—	(246,114)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested at the End of 2024	—	150,953
Plus, Change in Fair Value from the End of 2023 to the End of 2024 of Awards Granted in Prior Years that are Outstanding and Unvested at the End of 2023	(258,679)	(68,920)
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	29,660
Plus, Change in Fair Value of Awards from the End of 2023 to Vesting Date Granted in Prior Years that Vested in 2024	(99,608)	(43,736)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	—	—
CAP for Fiscal Year 2024	569,013	713,554

Non-PEO NEO Average Total Compensation Amount	$ 891,711	$ 1,989,501	$ 2,545,888
Non-PEO NEO Average Compensation Actually Paid Amount	$ 713,554	(716,948)	(1,082,456)
Adjustment to Non-PEO NEO Compensation Footnote	For fiscal year 2024, the CAP to Dr. Kirk and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

	Dr. Kirk (PEO) ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2024 Summary Compensation Table	927,300	891,711
Less, Grant Date Fair Value of Option Awards Reported in the 2024 Summary Compensation Table	—	(246,114)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested at the End of 2024	—	150,953
Plus, Change in Fair Value from the End of 2023 to the End of 2024 of Awards Granted in Prior Years that are Outstanding and Unvested at the End of 2023	(258,679)	(68,920)
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	29,660
Plus, Change in Fair Value of Awards from the End of 2023 to Vesting Date Granted in Prior Years that Vested in 2024	(99,608)	(43,736)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	—	—
CAP for Fiscal Year 2024	569,013	713,554

Compensation Actually Paid vs. Total Shareholder Return
CAP and Company TSR
The following graph sets forth the relationship between CAP to each of our PEOs, Dr. Kirk and Mr. Fowler, the average CAP to our Non-PEO NEOs, and our cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
CAP and Net Income (Loss)
The following graph sets forth the relationship between CAP to each of our PEOs, Dr. Kirk and Mr. Fowler, the average CAP to our Non-PEO NEOs, and our net income (loss) over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	The Total Shareholder Return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 through the end of the applicable fiscal year on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
Total Shareholder Return Amount	$ 4.02	5.67	42.11
Net Income (Loss)	$ (83,700,000)	(101,900,000)	(68,200,000)
PEO Name	Dr. Kirk
Additional 402(v) Disclosure	In calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718 and did not materially differ from those disclosed at the time of grant.Our Non-PEO NEOs reflected in these columns are (a) for fiscal year 2024, Mr. Belsky and Mr. Schiller, (b) for fiscal year 2023, Mr. Belsky, Dr. Mordwinkin and Dr. Henig, and (c) for fiscal year 2022, Dr. Kirk and Dr. Henig.The amounts reflected in this column represent the net income (loss) reflected in the Company’s audited financial statements for each applicable fiscal year.
Dr Krick [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 927,300	2,602,155	0
PEO Actually Paid Compensation Amount	569,013	1,048,315	0
Mr Fowler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	4,830,882	6,193,511
PEO Actually Paid Compensation Amount	0	$ (679,405)	$ (4,951,630)
PEO | Dr Krick [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Krick [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Krick [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(258,679)
PEO | Dr Krick [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Krick [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,608)
PEO | Dr Krick [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Krick [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(246,114)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,953
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,920)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,660
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,736)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0